INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) - Geographic Concentration [Member] - Revenue [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Percentage	100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage	44.00%	52.00%	52.00%
Japan [Member]
Segment Reporting Information [Line Items]
Percentage	28.00%	29.00%	34.00%
Asia (other than Japan) [Member]
Segment Reporting Information [Line Items]
Percentage	22.00%	15.00%	10.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage	6.00%	4.00%	4.00%